UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09613

Legg Mason Investment Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON INVESTMENT TRUST, INC.

LEGG MASON CAPITAL MANAGEMENT OPPORTUNITY TRUST

FORM N-Q

SEPTEMBER 30, 2011

LEGG MASON CAPITAL MANAGEMENT OPPORTUNITY TRUST

Schedule of Investments (unaudited)	September 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 104.0%
CONSUMER DISCRETIONARY - 16.0%
Hotels, Restaurants & Leisure - 1.9%
Boyd Gaming Corp.	3,483,400	$17,068,660	*

Household Durables - 6.5%
KB HOME	1,635,000	9,581,100
Lennar Corp., Class A Shares	2,126,600	28,794,164
Pulte Homes Inc.	4,771,200	18,846,240	*

Total Household Durables		57,221,504

Internet & Catalog Retail - 6.9%
Amazon.com Inc.	170,900	36,953,707	*
Expedia Inc.	925,300	23,826,475

Total Internet & Catalog Retail		60,780,182

Leisure Equipment & Products - 0.7%
Eastman Kodak Co.	7,979,674	6,224,944	*

TOTAL CONSUMER DISCRETIONARY		141,295,290

CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 1.3%
SUPERVALU Inc.	1,758,000	11,708,280

ENERGY - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Chesapeake Energy Corp.	712,400	18,201,820

FINANCIALS - 35.8%
Capital Markets - 13.6%
Apollo Global Management LLC, Class A Shares	809,900	8,293,376
Apollo Investment Corp.	1,445,424	10,869,588
Ares Capital Corp.	2,315,614	31,886,005
Ellington Financial LLC	2,855,286	49,053,813	(a)
Solar Capital Ltd.	988,274	19,893,956

Total Capital Markets		119,996,738

Commercial Banks - 1.7%
Synovus Financial Corp.	14,351,300	15,355,891

Diversified Financial Services - 3.2%
Citigroup Inc.	1,092,500	27,989,850

Insurance - 10.9%
Assured Guaranty Ltd.	3,270,900	35,947,191
Genworth Financial Inc., Class A Shares	5,577,000	32,011,980	*
Hartford Financial Services Group Inc.	1,710,400	27,605,856

Total Insurance		95,565,027

Real Estate Investment Trusts (REITs) - 4.2%
American Capital Agency Corp.	379,900	10,295,290
American Capital Mortgage Investment Corp.	467,170	7,801,739
Annaly Capital Management Inc.	569,800	9,475,774
Invesco Mortgage Capital Inc.	664,900	9,395,037

Total Real Estate Investment Trusts (REITs)		36,967,840

Real Estate Management & Development - 0.3%
Domus Co. Investment Holdings LLC	95,000,000	2,422,500	(b)(c)(d)

Thrifts & Mortgage Finance - 1.9%
MGIC Investment Corp.	7,929,400	14,827,978	*
New York Community Bancorp Inc.	189,900	2,259,810

Total Thrifts & Mortgage Finance		17,087,788

TOTAL FINANCIALS		315,385,634

HEALTH CARE - 3.5%
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.	300,000	1,798,108	*

Health Care Providers & Services - 2.5%
CIGNA Corp.	522,400	21,909,456

Pharmaceuticals - 0.8%
BG Medicine Inc.	657,486	2,334,075	*

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT OPPORTUNITY TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Pharmaceuticals - 0.8% (continued)
Teva Pharmaceutical Industries Ltd., ADR	118,700	$4,418,014

Total Pharmaceuticals		6,752,089

TOTAL HEALTH CARE		30,459,653

INDUSTRIALS - 9.8%
Airlines - 9.8%
Delta Air Lines Inc.	2,852,100	21,390,750	*
United Continental Holdings Inc.	2,376,200	46,050,756	*
US Airways Group Inc.	3,369,543	18,532,486	*

TOTAL INDUSTRIALS		85,973,992

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 1.4%
DG FastChannel Inc.	707,325	11,989,159	*

Computers & Peripherals - 2.3%
Seagate Technology PLC	1,995,700	20,515,796

Internet Software & Services - 3.1%
Market Leader Inc.	4,149,107	9,294,000	*(a)
Monster Worldwide Inc.	2,552,600	18,327,668	*

Total Internet Software & Services		27,621,668

Office Electronics - 1.6%
Xerox Corp.	2,030,100	14,149,797

Semiconductors & Semiconductor Equipment - 7.2%
Integrated Device Technology Inc.	3,994,800	20,573,220	*
Intel Corp.	1,425,200	30,399,516
Teradyne Inc.	1,140,000	12,551,400	*

Total Semiconductors & Semiconductor Equipment		63,524,136

Software - 3.8%
Microsoft Corp.	1,330,100	33,106,189

TOTAL INFORMATION TECHNOLOGY		170,906,745

INVESTMENT FUNDS - 9.1%
AP Alternative Assets, LP	3,750,000	38,250,000	(d)
Aston Capital Partners, LP	1,298,299	1,066,163	(b)(c)(d)
Pangaea One, LP	41,628,548	40,604,486	(a)(b)(c)(d)

TOTAL INVESTMENT FUNDS		79,920,649

TELECOMMUNICATION SERVICES - 7.0%
Wireless Telecommunication Services - 7.0%
Clearwire Corp., Class A Shares	6,092,600	14,195,758	*
NII Holdings Inc.	716,300	19,304,285	*
Sprint Nextel Corp.	9,198,100	27,962,224	*

TOTAL TELECOMMUNICATION SERVICES		61,462,267

TOTAL COMMON STOCKS (Cost - $1,222,542,523)		915,314,330

CONVERTIBLE PREFERRED STOCKS - 3.5%
CONSUMER DISCRETIONARY - 2.0%
Automobiles - 2.0%
General Motors Co.	493,266	17,303,772

INFORMATION TECHNOLOGY - 1.5%
Internet Software & Services - 1.5%
Ning Inc.	7,796,420	10,291,274	(a)(b)(c)(d)
Sermo Inc. Series C Cv.	2,783,874	3,117,939	(a)(b)(c)(d)

TOTAL INFORMATION TECHNOLOGY		13,409,213

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $71,887,847)		30,712,985

	FACE AMOUNT
CONVERTIBLE DEMAND NOTES - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Sermo Bridge Loan (Cost - $1,222,445)	$1,222,445	977,956	(a)(b)(c)(d)

See Notes to Schedule of Investments.

LEGG MASON CAPITAL MANAGEMENT OPPORTUNITY TRUST

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 3.8%
Bank of America Corp.	1/16/19	5,003,050	$13,558,265	*
JPMorgan Chase and Co.	10/28/18	2,090,900	19,466,279	*

TOTAL WARRANTS (Cost - $64,957,558)			33,024,544

TOTAL INVESTMENTS - 111.4% (Cost - $1,360,610,373#)			980,029,815
Liabilities in Excess of Other Assets - (11.4)%			(100,192,288)

TOTAL NET ASSETS - 100.0%			$879,837,527

*	Non-income producing security.

(a)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2011, the total market value of Affiliated Companies was $113,339,468, and the cost was $173,990,843.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (See Note 1).

(c)	Illiquid security.

(d)	Restricted Security.

#	Aggregate cost for federal income tax purposes is substantially the same.

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	VALUE
Sprint Nextel Corp., Call	1/21/12	$5.00	44,498	$444,980

TOTAL WRITTEN OPTIONS (Premiums received - $1,736,723)				$444,980

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Capital Management Opportunity Trust (the “Fund”) is a separate non-diversified investment series of Legg Mason Investment Trust, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities only to be used if other financial instruments are reported in the table carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Financials	$312,963,134	—	$2,422,500	$315,385,634
Investment funds	—	$38,250,000	41,670,649	79,920,649
Other common stocks	520,008,047	—	—	520,008,047

Convertible preferred stocks:
Consumer discretionary	17,303,772	—	—	17,303,772
Information technology	—	—	13,409,213	13,409,213
Convertible demand notes	—	—	977,956	977,956
Warrants	33,024,544	—	—	33,024,544

Total investments	$883,299,497	$38,250,000	$58,480,318	$980,029,815

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Written options	$444,980	—	—	$444,980

†	See Schedule of Investments for additional detailed categorizations.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	COMMON STOCKS	CONVERTIBLE PREFFERED STOCKS	CONVERTIBLE DEMAND NOTES	TOTAL
Balance as of December 31, 2010	$62,681,146	$34,637,369	$1,222,445 †	$98,540,960
Accrued premiums/discounts	—	—	—	—
Realized gain (loss)(1)	(2,585,015)	—	—	(2,585,015)
Change in unrealized appreciation
(depreciation)(2)	(1,088,270)	(21,228,156)	(244,489)	(22,560,915)
Net purchases (sales)	(14,914,712)	—	—	(14,914,712)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of September 30, 2011	$44,093,149	$13,409,213	$977,956	$58,480,318

Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2011(2)	$(1,088,270)	$(21,228,156)	$(244,489)	$(22,560,915)

†	Prior year information reflects the current period classifications.

(1)	This amount is included in net realized gain (loss) from investment transactions.

(2)

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Written Options. The Fund has written covered call options to hedge against the risk of fluctuations in the prices of securities held by the Fund or in an attempt to increase the Fund’s return. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission,

Notes to Schedule of Investments (unaudited) (continued)

is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward foreign currency contracts. The Fund may enter into a forward foreign currency contract to attempt to increase the Fund’s return and to hedge some of the overall market volatility in the market and the Fund. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Restricted securities. Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined under policies approved by the Board of Directors in absence of readily ascertainable market values.

Security	Number of Units/Shares/Interest	Acquisition Date(s)		Cost	Fair Value at 9/30/11	Value per Unit/Share	Percent of Net Assets	Distributions Received	Open Commitments
AP Alternative Assets, LP	3,750,000	6/06		$75,000,000	$38,250,000	$10.20	4.35%	—	—
Aston Capital Partners, LP	1,298,299	11/05		1,298,299	1,066,163	$0.82	0.12%	—	—
Domus Co. Investment Holdings LLC	95,000,000	4/07		95,000,000	2,422,500	$0.03	0.28%	—	—
Ning Inc.	7,796,420	7/07		25,000,000	10,291,274	$1.32	1.17%	—	—
Pangaea One, LP	41,628,548	—	A	41,628,548	40,604,486	$0.98	4.61%	$3,496,737	$23,391,898	C
Sermo Inc., Series C, Preferred	2,783,874	8/07		25,000,000	3,117,939	$1.12	0.35%	—	—
Sermo Inc., Convertible Demand Note	1,222,445	—	B	1,222,445	977,956	$0.80	0.11%	—	—

				$264,149,292	$96,730,318		10.99%	$3,496,737	$23,391,898

A	Acquisition dates were 8/07, 9/07, 1/08, 3/08, 5/08, 8/08, 10/08, 12/08, 2/09, 5/09, 8/09, 11/09, 3/10, 7/10, 1/11, 2/11, 4/11, and 8/11

B	Acquisition dates were 12/09 and 2/10.

C	In the normal course of operations, the Fund makes commitments to invest in businesses. At September 30, 2011, the Fund had open commitments of $23,391,898.

(g) Illiquid Securities. Illiquid securities are those that cannot be sold or disposed of within seven days for approximately the price at which the fund values the security. Illiquid investments include: repurchase agreements with terms of greater than seven days, restricted securities other than those the advisor has determined are liquid pursuant to guidelines established by the Board of Directors and securities involved in swap, cap, floor and collar transactions, and over-the-counter (“OTC”) options and their underlying collateral. Due to the absence of an active trading market, the fund may have difficulty valuing or disposing of illiquid securities promptly. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists.

Notes to Schedule of Investments (unaudited) (continued)

(h) Counterparty Risk and Credit-Risk-Related Contingent Features of Derivative Instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

As of September 30, 2011, the Fund written options with credit related contingent features which had a liability position of $444,980. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(i) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$142,603,777
Gross unrealized depreciation	(523,184,335)

Net unrealized depreciation	$(380,580,558)

During the period ended September 30, 2011, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding December 31, 2010	—	—
Options written	60,500	$2,680,782
Options exercised	(2)	(78)
Options expired	(16,000)	(943,981)

Written options, outstanding September 30, 2011	44,498	$1,736,723

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at September 30, 2011.

Primary Underlying Risk Disclosure	Written Options, at value
Equity Contracts	($444,980)

Notes to Schedule of Investments (unaudited) (continued)

During the period ended September 30, 2011, the volume of derivative activity for the Fund was as follows:

Average Market Value
Written options	$2,264,671
Forward foreign currency contracts (to buy) †	30,689,009
Forward foreign currency contracts (to sell) †	161,209,262

†	At September 30, 2011, there were no open positions held in this derivative.

4. Transactions with Affiliated Companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended September 30, 2011:

Company	Affiliate Mkt Value at 12/31/10	Purchased		Sold		Amortization Div/Interest Income	Affiliate Mkt Value at 9/30/11	Realized Gain/Loss

		Cost	Shares/Par	Cost	Shares/Par
Boyd Gaming Corp. [1]	47,700,000			$13,069,417	1,016,600		—	$(6,380,058)
DG FastChannel Inc. [1]	46,208,000			14,700,139	892,675		—	10,414,288
Eastman Kodak Co. [1]	99,160,000			132,848,914	10,520,326		—	(113,981,202)
Ellington Financial LLC	75,368,913			11,609,090	533,604	$7,025,108	49,053,813	(1,513,072)
Market Leader Inc.	7,942,892			1,921,954	363,900		9,294,000	(1,152,174)
Ning Inc.	29,626,396						10,291,274
Pangaea One, LP	38,962,146	8,994,991	N/A	2,793,017	N/A		40,604,486	3,496,737
Sermo Inc., Series C, Preferred	5,010,973						3,117,939
Sermo Inc., Convertible Demand Note	1,222,445						977,956

	$351,201,765	$8,994,991		$176,942,531		$7,025,108	$113,339,468	$(109,115,481)

[1]	This company is no longer an affiliated company.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Investment Trust, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
President

Date: November 23, 2011

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 23, 2011